Schedule II-Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2014
Schedule II-Valuation And Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions		Balance at end of year
			Written-off	Other*
2012
Allowance for doubtful accounts	¥19,139	¥17,224	¥(11,283)	¥—	¥25,080
2013
Allowance for doubtful accounts	¥25,080	¥(463)	¥(12,688)	¥(2,239)	¥9,690
2014
Allowance for doubtful accounts	¥9,690	¥6,323	¥(6,604)	¥—	¥9,409

*	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO’s “receivables for mobile communications services.”

	Millions of yen
	Balance at beginning of year	Charged to expenses	Deductions*	Balance at end of year
2013
Valuation allowance for receivables held for sale	¥—	¥9,079	¥—	¥9,079
2014
Valuation allowance for receivables held for sale	¥9,079	¥5,984	¥(7,999)	¥7,064

*	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.

	Millions of yen
	Balance at beginning of year	Additions			Deductions	Balance at end of year
		Charged to expenses	Foreign currency translation adjustment	Business combinations
2012
Valuation allowance for deferred tax assets	¥2,338	¥8,495	¥(155)	¥32	¥(30)	¥10,680
2013
Valuation allowance for deferred tax assets	¥10,680	¥11,147	¥1,027	¥5,328	¥(24)	¥28,158
2014
Valuation allowance for deferred tax assets	¥28,158	¥9,954	¥2,226	¥—	¥(697)	¥39,641